EQUITY	6 Months Ended
Jun. 30, 2018
Equity [abstract]
EQUITY
EQUITY
The partnership’s capital structure is comprised of five classes of partnership units: GP Units, LP Units, redeemable/exchangeable partnership units of the Operating Partnership (“Redeemable/Exchangeable Partnership Units”), special limited partnership units of the Operating Partnership (“Special LP Units”) and limited partnership units of Brookfield Office Properties Exchange LP (“Exchange LP Units”).

a)	General and limited partnership equity
GP Units entitle the holder to the right to govern the financial and operating policies of the partnership. The GP Units are entitled to a 1% general partnership interest.

LP Units entitle the holder to their proportionate share of distributions and are listed and publicly traded on the Nasdaq and the TSX. Each LP Unit entitles the holder thereof to one vote for the purposes of any approval at a meeting of limited partners, provided that holders of the Redeemable/Exchangeable Partnership Units that are exchanged for LP Units will only be entitled to a maximum number of votes in respect of the Redeemable/Exchangeable Partnership Units equal to 49% of the total voting power of all outstanding units.

The following table presents changes to the GP Units and LP Units from the beginning of the year:

	General partnership units		Limited partnership units
(Thousands of units)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2017
Outstanding, beginning of period	139	139	254,989	260,222
Exchange LP Units exchanged	—	—	7,743	285
Distribution Reinvestment Program	—	—	82	181
Issued under unit-based compensation plan	—	—	6	215
Repurchase of LP Units	—	—	(629)	(5,914)
Outstanding, end of period	139	139	262,191	254,989

b)	Units of the operating partnership held by Brookfield Asset Management

Redeemable/Exchangeable Partnership Units
There were 432,649,105 Redeemable/Exchangeable Partnership Units outstanding at June 30, 2018 and December 31, 2017.

Special limited partnership units
Brookfield Property Special L.P. (“Special L.P.”) is entitled to receive equity enhancement distributions and incentive distributions from the operating partnership as a result of its ownership of the Special LP Units.

There were 4,759,997 Special LP Units outstanding at June 30, 2018 and December 31, 2017.

c)	Limited partnership units of Brookfield Office Properties Exchange LP
The Exchange LP Units are exchangeable at any time on a one-for-one basis, at the option of the holder, subject to their terms and applicable law, for LP Units. An Exchange LP Unit provides a holder thereof with economic terms that are substantially equivalent to those of a LP Unit. Subject to certain conditions and applicable law, Exchange LP will have the right, commencing on the seventh anniversary of June 9, 2014, the completion of the acquisition of the remaining common shares of BPO, to redeem all of the then outstanding Exchange LP Units at a price equal to the 20-day volume-weighted average trading price of an LP Unit plus all declared, payable, and unpaid distributions on such units.

The following table presents changes to the Exchange LP Units from the beginning of the year:

	Limited Partnership Units of Brookfield Office Properties Exchange LP
(Thousands of units)	Jun. 30, 2018	Dec. 31, 2017
Outstanding, beginning of period	11,078	11,363
Exchange LP Units exchanged(1)	(7,743)	(285)
Outstanding, end of period	3,335	11,078

(1)
Exchange LP Units issued for the acquisition of incremental BPO shares that have been exchanged are held by an indirect subsidiary of the partnership. Refer to the Condensed Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of Exchange LP Units.

d)	Distributions
Distributions made to each class of partnership units, including units of subsidiaries that are exchangeable into LP Units, are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions, except per unit information)	2018	2017	2018	2017
Limited Partners	$80	$76	$160	$151
Holders of:
Redeemable/exchangeable partnership units	136	127	273	255
Special limited partnership units	2	2	3	3
Limited partnership units of Exchange LP	4	4	7	7
Total	$222	$209	$443	$416
Per unit(1)	$0.315	$0.295	$0.630	$0.590

(1)	Per unit outstanding on the distribution record date for each.

e)	Earnings per unit
The partnership’s net income per LP Unit and weighted average units outstanding are calculated as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions, except unit information)	2018	2017	2018	2017
Net income attributable to limited partners	$194	$87	$386	$27
Income reallocation related to mandatorily convertible preferred shares	31	14	62	4
Net income attributable to limited partners – basic	225	101	448	31
Dilutive effect of conversion of preferred shares and options(1)	10	6	19	—
Net income attributable to limited partners – diluted	$235	$107	$467	$31

(in millions of units/shares)
Weighted average number of LP Units outstanding	256.0	255.9	255.5	257.0
Mandatorily convertible preferred shares	70.0	70.0	70.0	70.0
Weighted average number of LP Units - basic	326.0	325.9	325.5	327.0
Dilutive effect of the conversion of preferred shares and options(1)	19.6	22.3	18.4	0.2
Weighted average number of LP units outstanding - diluted	345.6	348.2	343.9	327.2

(1)
The effect of the conversion of capital securities and options, which would have resulted in 28.0 million potential LP Units, would have been anti-dilutive and is therefore excluded from the weighted average number of LP Units outstanding for the purposes of diluted net income per LP Unit for the six months ended June 30, 2017.